Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Wells Fargo Advantage CoreBuilder Shares - Series M))	0 Months Ended
May 01, 2013
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.78%
5 Years
Performance Since 4/14/2008	6.02%
Series M
Average Annual Return:
1 Year	12.81%
5 Years
Performance Since 4/14/2008	10.41%
Inception Date of Share Class	Apr. 14, 2008
Series M | (after taxes on distributions)
Average Annual Return:
1 Year	10.66%
5 Years
Performance Since 4/14/2008	9.40%
Inception Date of Share Class	Apr. 14, 2008
Series M | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.48%
5 Years
Performance Since 4/14/2008	8.95%
Inception Date of Share Class	Apr. 14, 2008